Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2017	Feb. 21, 2018	Jun. 30, 2017
Document And Entity Information [Abstract]
Entity Registrant Name	Vistra Energy Corp.
Entity Central Index Key	0001692819
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Type	8-K
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	Q4
Amendment Flag	false
Entity Common Stock, Shares Outstanding		428,447,631
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 5,404,454,926